Reconciliation of Financial Statements to Form 5500	12 Months Ended
Dec. 31, 2025
EBP Prud ESP
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation of Financial Statements to Form 5500	Reconciliation of Financial Statements to Form 5500
The following are reconciliations of net assets available for benefits and notes receivable from participants per the financial statements to Form 5500:

	December 31,
	2025	2024

Net assets available for benefits per the financial statements	$11,113,991,305	$10,730,511,478
Deemed distributions of notes receivable from participants	(170,459)	(1,204,885)
Net assets per Form 5500	$11,113,820,846	$10,729,306,593

Notes receivable from participants per the financial statements	$25,254,130	$31,661,402
Deemed distributions of notes receivable from participants	(170,459)	(1,204,885)
Participant loans per Form 5500	$25,083,671	$30,456,517

The following is a reconciliation of the changes in net assets available for benefits per the financial statements to Form 5500:

	For the Year Ended December 31, 2025
	Per Financial Statements	Adjustment for Deemed Distributions	Total Per Form 5500

Benefits paid to participants	$1,239,506,266	$(1,034,426)	$1,238,471,840